united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Annual Report
June 30, 2017

1-855-BUY-GNKO
www.ginkgofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ginkgo Multi-Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

August 12, 2017

Dear Fellow Ginkgo Multi-Strategy Fund Shareholder,

In the interest of redirecting resources to best manage client assets, the Advisor has recently decided to close out the Ginkgo Multi-Strategy Fund.

The Fund has not operated and performed the way that we have intended. After a thorough cost and performance analysis, we have come to the conclusion that we can provide our clients with even better investment management outside of the mutual fund structure, where we will be able to take advantage of lower expenses, more flexibility, fewer allocation restrictions, less time consuming documentation, and more freedom to invest as we would like for each of our individual clients.

We have found that operating a mutual fund is not the most cost effective solution. By closing the mutual fund, we will have even more time and energy to focus on our other core investment strategies.

Thank you,

Christina V. Winch, CFP®

Chief Executive Officer

Investors should carefully consider the investment objectives, risks, charges and expenses of the Ginkgo Multi-Strategy Fund. This and other important information about the Fund is contained in the prospectus. An additional prospectus can be obtained at www.ginkgofunds.com or by calling 855-289-4656 (BUY-GNKO). The prospectus should be read carefully before investing.

The Ginkgo Multi-Strategy Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Northern Lights Distributors, LLC. and Winch Financial are not affiliated.

8157-NLD-8/11/2017

ginkgofunds.com

424 E Wisconsin Avenue ô Appleton, WI 54911
1-855-289-4656 (BUY-GNKO)

GINKGO MULTI-STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, as compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Since Inception **
Ginkgo Multi-Strategy Fund - Investor Class	(5.52)%	(6.97)%	0.20%	0.56%
Dow Jones Moderate Portfolio Index ***	10.35%	4.36%	7.87%	7.87%
Citigroup 1-Month U.S. Treasury Bill Index****	0.42%	0.18%	0.12%	0.11%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 28, 2016 is 2.37% for the Investor Class. Investor Class shares are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-855-BUY-GNKO.

**	Inception date is September 2, 2011.

***	The Dow Jones Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

****	The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Fund Holdings by Industry/Investment Type	% of Net Assets
Exchange Traded Funds - Equity	59.9%
Oil & Gas	20.8%
Oil & Gas Services	10.0%
Banks	6.0%
Computers	1.7%
Exchange Traded Funds - Commodity	1.4%
Semiconductors	1.2%
Mutual Fund	1.0%
Money Market Fund	1.0%
Mining	0.9%
Other Industries/Investment Types	0.9%
Liabilities in Excess of Other Assets	(4.8)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017

Shares		Value
	COMMON STOCKS - 41.5%
	BANKS - 6.0%
7,941	Bank of America Corp.	$192,649
4,004	Fifth Third Bancorp.	103,944
454	Goldman Sachs Group, Inc.	100,743
6,910	Huntington Bancshares, Inc.	93,423
2,583	JPMorgan Chase & Co.	236,086
4,493	Morgan Stanley	200,208
1,696	SunTrust Banks, Inc.	96,197
		1,023,250
	COMPUTERS - 1.7%
2,039	Apple, Inc.	293,657

	INTERNET - 0.4%
70	Amazon.com, Inc. *	67,760

	MINING - 0.9%
4,127	US Silica Holdings, Inc.	146,467

	OIL & GAS - 20.8%
1,402	Anadarko Petroleum Corp.	63,567
1,183	Chevron Corp.	123,422
1,557	Cimarex Energy Co.	146,374
4,390	ConocoPhillips	192,984
4,213	Continental Resources, Inc. *	136,206
1,015	Diamondback Energy, Inc. *	90,142
3,368	EOG Resources, Inc.	304,871
1,320	Exxon Mobil Corp.	106,564
4,366	Helmerich & Payne, Inc.	237,248
75,375	Nabors Industries Ltd.	613,553
2,958	Parsley Energy, Inc. *	82,084
39,031	Patterson-UTI Energy, Inc.	788,036
1,292	Phillips 66	106,835
599	Pioneer Natural Resources Co.	95,588
64,464	Precision Drilling Corp. *	219,822
3,288	Valero Energy Corp.	221,809
		3,529,105
	OIL & GAS SERVICES - 10.0%
1,740	Baker Hughes,Inc.	94,847
14,133	Halliburton Co.	603,620
5,744	Oil States International, Inc. *	155,950
20,055	RPC, Inc.	405,312
1,896	Schlumberger Ltd.	124,833
30,253	Superior Energy Services, Inc. *	315,539
		1,700,101

	SEMICONDUCTORS - 1.2%
1,468	NVIDIA Corp.	212,214

	TELECOMMUNICATIONS - 0.5%
1,860	Verizon Communications, Inc.	83,068

	TOTAL COMMON STOCKS (Cost - $8,191,729)	7,055,622

	EXCHANGE TRADED FUNDS - 61.3%
	COMMODITY FUNDS - 1.4%
1,988	SPDR Gold Shares *	234,624

	EQUITY FUNDS - 59.9%
3,073	Energy Select Sector SPDR Fund	199,499
2,674	First Trust Dow Jones Internet Index Fund *	253,335
3,750	iShares Core S&P Small-Cap ETF	262,913
6,181	iShares MSCI Emerging Markets ETF	255,832
1,888	iShares Russell 2000 ETF	266,057
2,950	iShares U.S. Real Estate ETF	235,321
2,088	KraneShares CSI China Internet ETF	100,015
4,386	Materials Select Sector SPDR Fund	236,011
1,831	ProShares QQQ Trust Series 1	252,019
1,277	SPDR Dow Jones Industrial Average ETF Trust	272,307
835	SPDR S&P MidCap 400 ETF Trust	265,213
5,320	SPDR S&P Regional Banking ETF	292,334
28,055	SPDR S&P 500 ETF Trust ^	6,783,699
4,725	Vanguard FTSE Europe ETF	260,536
1,707	Vanguard Health Care ETF	251,560
		10,186,651

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,327,165)	10,421,275

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2017

Shares		Value
	MUTUAL FUND - 1.0%
5,067	PRIMECAP Odyssey Growth Fund	$166,000
	(Cost - $166,000)

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
165,442	BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 0.77% +	165,442
	TOTAL SHORT-TERM INVESTMENTS (Cost - $165,442)

	TOTAL INVESTMENTS - 104.8% (Cost - $17,850,336)(a)	$17,808,339
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%	(819,644)
	NET ASSETS - 100.0%	$16,988,695

*	Non-income producing securities.

^	Securities pledged as collateral for borrowing.

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,886,787 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,305,693
Unrealized depreciation:	(1,384,141)
Net unrealized depreciation:	$(78,448)

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017

ASSETS
Investment securities:
At cost	$17,850,336
At value	$17,808,339
Receivable for securities sold	444,630
Dividends and interest receivable	47,366
Prepaid expenses and other assets	13,817
TOTAL ASSETS	18,314,152

LIABILITIES
Due to broker	804,897
Payable for investments purchased	434,721
Payable for Fund shares repurchased	55,760
Payable to related parties	7,881
Distribution (12b-1) fees payable	5,760
Accrued expenses and other liabilities	16,438
TOTAL LIABILITIES	1,325,457
NET ASSETS	$16,988,695

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$19,620,386
Accumulated net investment loss	(43,863)
Accumulated net realized loss on investments	(2,545,778)
Net unrealized depreciation of investments and foreign currency	(42,050)
NET ASSETS	$16,988,695

NET ASSET VALUE PER SHARE:
Net Assets	$16,988,695
Shares of beneficial interest outstanding	1,909,010
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.90

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2017

INVESTMENT INCOME
Dividends	$387,781
Interest	5,486
TOTAL INVESTMENT INCOME	393,267

EXPENSES
Investment advisory fees	222,394
Distribution (12b-1) fees	88,958
Administrative services fees	47,933
Registration fees	32,123
Transfer agent fees	30,978
Accounting services fees	27,905
Custodian fees	19,138
Interest expense	18,651
Compliance officer fees	17,975
Printing and postage expenses	16,495
Audit fees	15,988
Legal fees	15,502
Trustees fees and expenses	11,501
Insurance expense	1,514
Other expenses	544
TOTAL EXPENSES	567,599

Less: Fees waived by the Advisor	(46,627)
TOTAL NET EXPENSES	520,972

NET INVESTMENT LOSS	(127,705)
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on investments	(1,049,177)
Net realized loss on securities sold short	(14,748)
(1,063,925)

Net change in unrealized depreciation on investments and foreign currency translations	(29,010)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(1,092,935)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,220,640)

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment loss	$(127,705)	$(540,303)
Net realized loss on investments, securities sold short and foreign currency transactions	(1,063,925)	(1,411,057)
Net change in unrealized depreciation on investments and foreign currency translations	(29,010)	(981,830)
Net decrease in net assets resulting from operations	(1,220,640)	(2,933,190)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	—	(1,277,963)
Net decrease in net assets resulting from distributions to shareholders	—	(1,277,963)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	207,463	2,875,541
Net asset value of shares issued in reinvestment of distributions	—	1,277,736
Payments for shares redeemed	(8,657,417)	(6,533,985)
Redemption fee proceeds	8	7
Net decrease in net assets resulting from shares of beneficial interest	(8,449,946)	(2,380,701)

TOTAL DECREASE IN NET ASSETS	(9,670,586)	(6,591,854)

NET ASSETS
Beginning of Year	26,659,281	33,251,135
End of Year *	$16,988,695	$26,659,281
* Includes accumulated net investment loss of:	$(43,863)	$(263,217)

SHARE ACTIVITY
Shares Sold	22,444	289,712
Shares Reinvested	—	128,287
Shares Redeemed	(942,205)	(650,053)
Net decrease in shares of beneficial interest outstanding	(919,761)	(232,054)

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Investor Class

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2017		June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013

Net asset value, beginning of year	$9.42		$10.86		$12.07		$11.17		$10.11
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.19)		(0.06)		(0.04)		0.09
Net realized and unrealized gain (loss) on investments	(0.47)		(0.81)		(0.62)		1.40		1.07
Total from investment operations	(0.52)		(1.00)		(0.68)		1.36		1.16
Less distributions from:
Net investment income	—		—		—		—		(0.10)
Net realized gains	—		(0.44)		(0.53)		(0.46)		—
Total distributions	—		(0.44)		(0.53)		(0.46)		(0.10)
Paid-in-capital from redemption fees (1) **	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year	$8.90		$9.42		$10.86		$12.07		$11.17
Total return (2)	(5.52)%		(9.42)%		(5.91)%		12.50%		11.52%
Net assets, end of year (000s)	$16,989		$26,659		$33,251		$52,795		$37,322
Ratio of expenses to average net assets before advisory fee waiver (3)	2.55%		2.21%		1.91%		1.93%		1.89%
Ratio of expenses to average net assets after advisory fee waiver (3)	2.34	% (4)	2.21	% (4)	1.91	% (4)	1.93	% (4)	1.89%
Ratio of net investment income (loss) to average net assets (3,5)	(0.57)	% (4)	(1.83)	% (4)	(0.55)	% (4)	(0.31)	% (4)	0.86%
Portfolio Turnover Rate	272%		1837%		607%		304%		221%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of redemption fees and are historical in nature and represent the rate an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Includes interest expense and dividends on securities sold short. Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Expenses to average net assets before advisory fee waiver	2.47%	2.15%	1.87%	1.88%
Expenses to average net assets after advisory fee waiver	2.26%	2.15%	1.87%	1.88%
Net investment loss	(0.49)%	(1.77)%	(0.51)%	(0.26)%

(5)	Recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

**	Per share amount represents less than $0.01 per share

See accompanying notes to financial statements.

GINKGO MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION

Ginkgo Multi-Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers one class of shares: Investor Class shares, which are offered at net asset value. The investment objective of the Fund is total return from income and capital appreciation. The Fund commenced operations on September 2, 2011. The Fund has three classes of shares: Class A shares, Class C shares and Investor Class shares. Class A and Class C shares are not currently available for purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

GINKGO MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

GINKGO MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,055,622	$—	$—	$7,055,622
Exchange Traded Funds	10,421,275	—	—	10,421,275
Mutual Fund	166,000	—	—	166,000
Short-Term Investments	165,442	—	—	165,442
Total	$17,808,339	$—	$—	$17,808,339

The Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 or Level 2 during the year. It is the Fund’s policy to recognize transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State, and foreign jurisdictions where the Fund may make significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare distributions from and pays net realized capital gains, if any, annually. The character of income and gains distributed is determined in accordance with

GINKGO MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Winch Advisory Services, LLC (the “Advisor”), serves as investment advisor to the Fund.

Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the year ended June 30, 2017, the Advisor earned fees of $222,394. Effective April 1, 2017, the Advisor contractually agreed to waive their advisory fee until at least March 31, 2018. During the period April 1, 2017 to June 30, 2017 the advisor waived $46,627 in advisory fees which are not subject to recapture.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Investor Class shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund pays 0.40% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the year ended June 30, 2017, the Fund incurred distribution fees of $88,958 for Investor Class shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended June 30, 2017 amounted to $63,648,460 and $55,488,722, respectively.

GINKGO MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

5.	BORROWING

For the year ended June 30, 2017, borrowings by the Fund were as follows:

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
Ginkgo Multi-Strategy Fund	Interest Rate	Loan Balance	Outstanding	Incurred	the Year
Goldman Sachs Margin Account	2.31%	$746,394	365	$18,651	$804,897

As of June 30, 2017, the Fund had an outstanding loan balance in the amount of $804,897. This is reflected as “Due to Broker” in the Statement of Assets and Liabilities.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the year ended June 30, 2017, the Fund assessed redemption fees of $8.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the fiscal year ended June 30, 2017.

The tax character of distributions paid during the fiscal year ended June 30, 2016 was as follows:

Fiscal Year Ended
June 30, 2016
Long-Term Capital Gain	$1,277,963
$1,277,963

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(43,863)	$(2,509,327)	$—	$(78,501)	$(2,631,691)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $43,863

At June 30, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,509,327	$—	$2,509,327

GINKGO MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2017

Permanent book and tax differences, primarily attributable to net operating losses and tax adjustments for partnerships and grantor trusts, resulted in reclassification for the year ended June 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(351,970)	$347,059	$4,911

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, TD Ameritrade, Inc. held approximately 99.95% of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by TD Ameritrade, Inc. are also owned beneficially by any party who would be presumed to control the Fund.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust (the “SPDR Fund”). The Fund may redeem its investment from the SPDR Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the SPDR Fund. The financial statements of the SPDR Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017, the percentage of the Fund’s net assets invested in the SPDR Fund was 39.9%.

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

As of the close of business on August 21, 2017 the Ginkgo Multi-Strategy Fund has ceased operations and all outstanding shares have been redeemed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of the Ginkgo Multi-Strategy Fund

We have audited the accompanying statement of assets and liabilities of the Ginkgo Multi-Strategy Fund (the “Fund”), a series of shares of beneficial interest in the Northern Lights Fund Trust, including the portfolio of investments as of June 30, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ginkgo Multi-Strategy Fund as of June 30, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 24, 2017

GINKGO MULTI-STRATEGY FUND
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual	1/1/17	6/30/17	1/1/17 – 6/30/17*	1/1/17 – 6/30/17**
Investor Class	$1,000.00	$961.10	$12.74	2.62%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period
(5% return before expenses)	1/1/17	6/30/17	1/1/17 – 6/30/17*	1/1/17 – 6/30/17**
Investor Class	$1,000.00	$1,011.80	$13.07	2.62%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

GINKGO MULTI-STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	1	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012)	1	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015); previously, Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	1	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	1	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired since 2011.	1	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015)	1	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

6/30/17 – NLFT_v2

Ginkgo Multi-Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013****	President of the Trust (2006-May 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	1	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since May 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, (2004-2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since May 2017	Assistant Treasurer of the Trust (2006-2017); Senior Vice President - Fund Administration (2012-Present)	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since March 2017	Assistant Secretary of the Trust (2012-2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013)	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

Andrew Rogers resigned from his position as President of the Trust effective June 1, 2017.

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

***	As of June 30, 2017, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

****	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-BUY-GNKO.

6/30/17 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-BUY-GNKO or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-BUY-GNKO.

INVESTMENT ADVISOR
Winch Advisory Services, LLC
424 East Wisconsin Ave.
Appleton, WI 54911

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $13,800

2016 - $13,800

2015 - $13,700

(b)	Audit-Related Fees

2017 - None

2016 - None

2015 - None

(c)	Tax Fees

2017 - $2,200

2016 - $2,200

2015 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

2015 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016	2015
Audit-Related Fees:	100%	100%	100%
Tax Fees:	100%	100%	100%
All Other Fees:	100%	100%	100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $2,200

2016 - $2,200

2015 - $2,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/5/17

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/5/17